SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable (a)	[1]	$ 96,154	$ 27,769
Accrued payroll and welfare payable		50,949	85,362
VAT and other taxes payable		2,895	7,416
Others (b)	[2]	78,644	58,530
Total other payables and accruals		$ 228,642	$ 179,077

[1]	Accounts payable primarily include supplier’s service charge to HHMT and SJMC .
[2]	Others primarily include miscellaneous expenses payable.